As filed with the Securities and Exchange	Registration No. 333-129091
Commission on September 21, 2007	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 4 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

                              151 Farmington Avenue, TS31, Hartford, Connecticut 06156

                                Depositor’s Telephone Number, including Area Code: (860) 723-2239

                          Michael A. Pignatella, Counsel
                           ING US Legal Services
                                    151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485 X on September 21, 2007 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contract

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2007 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 4 by reference to Registrant’s filings under Rule 497(c) as filed on May 1, 2007 and under Rule
497(e) as filed on August 20, 2007.

A supplement dated September 21, 2007 to the Prospectus and Statement of Additional
Information is included in Parts A and B, respectively, of this Post-Effective Amendment No. 4.

ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C

ING express Variable Annuity

Supplement dated September 21, 2007 to the Contract Prospectus and Statement of Additional
Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of
Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus and SAI for future reference.

1.	On July 12, 2007, the Board of Directors of ING Partners, Inc. approved a proposal to reorganize the ING Fundamental Research Portfolio into the ING VP Growth and Income Portfolio. In addition, on July 24, 2007, the Board of Directors of ING Variable Portfolios, Inc. approved a proposal to reorganize the ING VP International Equity Portfolio into the ING VP Index Plus International Equity Portfolio. Subject to approval by each Portfolio’s shareholders, after the close of business on November 9, 2007 the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio	Surviving Portfolio

ING Fundamental Research Portfolio (ADV	ING VP Growth and Income Portfolio (Class A)
Class)

ING VP International Equity Portfolio	ING VP Index Plus International Equity Portfolio
(Class S)	(Class S)

Accordingly, effective after the close of business on November 9, 2007, investments in the
Disappearing Portfolios will automatically become investments in the Surviving Portfolios. As a result, effective November 12, 2007 all references to the Disappearing Portfolios in the Contract
Prospectus and SAI are hereby deleted, and the ING VP Growth and Income Portfolio (Class A) and
the ING VP Index Plus International Equity Portfolio (Class S) are added as investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the
Disappearing Portfolios after the date of the reorganizations will be automatically allocated to the Surviving
Portfolios. You may give us alternative allocation instructions at any time by contacting our
Customer Service Center through:

                      ING
                      USFS Customer Service
                      Defined Contribution Administration
                      P.O. Box 990063
                      Hartford, CT 06199-0063
                      1-800-262-3862

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making fund allocation changes.

X.129091-07A	Page 1 of 5	September 2007

2.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganizations. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

3.	Effective November 12, 2007, the following information is added to Appendix I – Description of Underlying Funds in the Contract Prospectus.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)

ING Variable Funds –	ING Investments, LLC	Seeks to maximize total return through
ING VP Growth and		investments in a diversified portfolio of
Income Portfolio	Subadviser: ING	common stocks and securities
	Investment Management	convertible into common stock.
Co.

ING Investors Trust –	ING Investments, LLC	Seeks to outperform the total return
ING VP Index Plus		performance of the Morgan Stanley
International Equity	Subadviser: ING	Capital International Europe Australasia
Portfolio	Investment Management	and Far East® Index (“MSCI EAFE®
	Advisors, B.V.	Index”), while maintaining a market
level of risk. The Portfolio’s investment
objective is not fundamental and may be
changed without a shareholder vote.

********************************************

IMPORTANT INFORMATION REGARDING AN UPCOMING CHANGE TO OUR EXCESSIVE TRADING POLICY

Effective October 16, 2007, our Excessive Trading Policy will change. Accordingly, the “Limits
Imposed by Underlying Funds,” the “Limits on Frequent or Disruptive Transfers,” the “The
Company Intends to Modify its Excessive Trading Policy in October 2007,” and the “Agreements to
Share Information with Funds” subsections of the “Transfers Among Investment Options” section in your Contract Prospectus will be deleted in their entirety and replaced with the following:

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

X.129091-07A	Page 2 of 5	September 2007

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940
Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of
  our   variable insurance and retirement products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”).
  This means two or more round-trips involving the same fund within a 60 calendar day period wouldmeet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive
Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer
Service Center, or other electronic trading medium that we may make available from time to time
(“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months.

X.129091-07A	Page 3 of 5	September 2007

Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive
Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading
Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our
Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading
Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

X.129091-07A	Page 4 of 5	September 2007

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940
Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive
Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

X.129091-07A	Page 5 of 5	September 2007

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

	(1)	Incorporated by reference in Part A: Condensed Financial Information

	(2)	Incorporated by reference in Part B:

Financial Statements of Variable Annuity Account C:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2006

Statements of Operations for the year ended December 31, 2006

Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005

Notes to Financial Statements

Consolidated Financial Statements of ING Life Insurance and Annuity Company:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Operations for the years ended December 31, 2006, 2005 and 2004

Consolidated Balance Sheets as of December 31, 2006 and 2005

Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2006, 2005 and 2004

Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004

Notes to Consolidated Financial Statements

(b)	Exhibits

(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form
N-4 (File No. 033-75996), as filed on December 20, 2006.
(4.1)	Fixed Annuity Contract (I-FA-05) · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-129091), as
filed on December 16, 2005.
(4.2)	Variable Annuity Contract (I-VA-05) · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-129091), as
filed on December 16, 2005.

(4.3)	Variable Annuity Contract (I-VA-05)(REF) · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
129091), as filed on December 16, 2005.
(4.4)	Endorsement - E-403B-05 · Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-129091), as filed on
December 16, 2005.
(4.5)	Endorsement - E-IRA-05 · Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-129091), as filed on
December 16, 2005.
(4.6)	Endorsement - E-RIRA-05 · Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-129091), as filed on
December 16, 2005.
(5.1)	ING express Variable Annuity Application #83506 · Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-129091), as filed on December 16, 2005.
(5.2)	ING express Fixed Annuity Application #83507 · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
129091), as filed on December 16, 2005.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002)
of ING Life Insurance and Annuity Company · Incorporated by reference to ING
Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-
23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on
May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not applicable
(8.1)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.2)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.3)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.4)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.5)	Amendment dated as of April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.6)	Amendment dated as of August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.7)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31,
2005 · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.8)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 · Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.9)	Shareholder Servicing Agreement (Adviser Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on October 29,
2004.
(8.10)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Adviser Class Shares) dated
November 27, 2001 · Incorporated by reference to Post-Effective Amendment No.
9 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April
30, 2002.
(8.11)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Adviser
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 ·

Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-1A (File No. 333-32575), as filed on April 30, 2003.
(8.12)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Adviser Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-129091), as filed on
December 20, 2006.
(8.13)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Adviser
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216),
as filed on April 11, 2006.
(8.14)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Adviser Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002,
May 1, 2003, November 1, 2004 and April 29, 2005· Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
(8.15)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Adviser
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 · Incorporated by
reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-
4 (File No. 333-129091), as filed on December 20, 2006.
(8.16)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.17)	Amendment dated October 9, 2006 to Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.18)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.

(8.19)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated
by reference to Post-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.20)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(8.21)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.22)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated
by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.23)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13,
2001.

(8.24)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc.
on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13,
2004.
(8.25)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.26)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.27)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.28)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.29)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February
11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna
Life Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 13, 2004.
(8.30)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.31)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.32)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.33)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Brian D. Comer[1]	President
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Robert W. Crispin[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Shaun P. Mathews[1]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Joy M. Benner[5]	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of this director is 230 Park Avenue, New York, New York 10169.

3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 40 to Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B
(File No. 333-28679), as filed with the Securities and Exchange Commission on July 25, 2007.

Item 27. Number of Contract Owners

As of June 29, 2007, there were 650,758 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance
Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING
Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).

Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Terran Titus[1]	Director and Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Dianne Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
James Dake[1]	Vice President

William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219

Christina M. Stark	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial	$43,390,180.16
Advisers, LLC

*	Reflects approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2006.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington
Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31. Management Services

Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC
No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-129091) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Hartford, State of Connecticut, on the 21st day of September, 2007.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY (Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Brian D. Comer*

Brian D. Comer
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Brian D. Comer*	President	)
}
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) September 21,
) 2007
Thomas J. McInerney		)
)
Kathleen A. Murphy*	Director	)
}
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
}
Catherine H. Smith		)
)
Robert W. Crispin*	Director	)
}
Robert W. Crispin		)
)
David A. Wheat*	Director, Executive Vice President and Chief	)
	Financial	}
}
David A. Wheat	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
}
Steven T. Pierson		)

By: /s/ Michael A. Pignatella

Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel
99-B.10	Consent of Independent Registered Public Accounting Firm
99-B.13.1	Powers of Attorney